CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Percentage of limited partnership capital cancelled	0.63%